INVENTORIES	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 3 - INVENTORIES	At September 30, 2017 and December 31, 2016, the inventory balances are composed of:
	2017	2016
Machinery & Equipment	$445,795	$-
Parts	120,144	-
	$565,939	$-